Long-term Borrowings, Excluding Current Portion	12 Months Ended
Dec. 31, 2021
Long-term Borrowings, Excluding Current Portion
Long-term Borrowings, Excluding Current Portion

13. Long-term Borrowings, Excluding Current Portion

	As of December 31,
	2020	2021
	RMB	RMB
Convertible note	1,128,004	—
Other long-term borrowing	—	1,348,046
Long-term loans	15,789	—
Less: current portion (Note 12)	(15,789)	—
	1,128,004	1,348,046

Convertible note

The principal amount and unamortized discount/premium and debt issuance costs as of December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Principal amount	1,141,858	—
Unamortized debt discount and issuance costs	(13,854)	—
	1,128,004	—

On August 8, 2018, the Company signed the convertible note and warrant subscription agreement (the “Agreement”) with Great World Lux Pte. Ltd(the “Holder”), pursuant to which the Company issued US$175,000 (equivalent to RMB1,195,478) convertible note (the “Original Note”) and warrant to Great World Lux Pte. Ltd on August 8, 2018.

The Original Note bears interest of 4% per annum, payable annually, and will mature on August 8, 2021 (the “Original Maturity Date”) unless redeemed, repurchased or converted prior to such date.

The Original Note is convertible at the option of the Holder at any time during the conversion period, which is defined as the period starting from the first anniversary of the issue date to the Original Maturity Date. The conversion rate of the Original Note is US$26 per Class A shares, representing an initial conversion rate of 38.46 Class A Shares per US$1,000 principal amount of the Original Note, subject to the adjustments as described in the agreement.

The Holder may require the Company to repurchase all or portion of the Original Notes for cash on August 8, 2021, or upon a fundamental change (the “contingent put option upon fundamental change”), at a repurchase price equal to 1) the outstanding principal amount, plus 2) accrued and unpaid interest, and plus 3) an additional amount that shall, provide the Holder an internal rate of return of 8%. Additionally, pursuant to the agreement, if the EBITDA (as defined in the agreement) of the Company for the financial year ended on December 31, 2018, as determined based on the audited consolidated financial statements of the Company, is lower than US$40,000, the Holder have the right to require the Company to repurchase all or portion of the Notes for cash at a repurchase price to provide the Holder an internal rate of return of 12% (the “contingent put option upon performance failure”). As of December 31, 2018, the Company’s EBITDA (as defined in the agreement) exceeded the US$40 million requirement. There was no requirement of EBITDA (as defined in the agreement) for the years ended December 31, 2019, 2020 and 2021.

Pursuant to the Agreement, the Holder of the warrant is entitled to purchase from the Company 500,000 ADS at an exercise price of US$18 per ADS.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480), Derivatives and Hedging (Topic 815). This ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted. The Company has early adopted ASU 2017-11, Accounting for Certain Financial Instruments with Down Round Features. ASU 2017-11 no longer requires the Company to consider down round features when determining whether its warrant and embedded conversion option is indexed to its own stock.

13. Long-term Borrowings, Excluding Current Portion (Continued)

The Company assessed the accounting on the convertible Note and the warrant under ASC 815 Derivatives and Hedging and concluded that:

●	The warrant is freestanding financial instrument as it is legally detachable and separately exercisable. Further, the warrant is indexed to the Company’s own stock, and can only be settled by the physical delivery of shares, and no conditions exist in which net cash settlement could be forced upon the Company by August 8, 2021 in any other circumstances, therefore the warrant is equity classified; The embedded contingent put option upon fundamental change is clearly and closely related to the debt host contract and does not need to be separately account for.
●	The embedded contingent put option upon performance failure is not clearly and closely related to the debt host contract and needs to be separately accounted for.
●	The embedded conversion feature is indexed to the Company’s own stock, and can only be settled by the physical delivery of shares, and no conditions exist in which net cash settlement could be forced upon the Company by August 8, 2021 in any other circumstances, therefore the conversion feature does not need to be separately accounted for.

The proceeds of US$175,000 (equivalent to RMB1,195,478), net of issuance cost of US$300 (equivalent to RMB1,833), was allocated to the Original Note and the warrant based on the relative fair value as of August 8, 2018. Accordingly, the Company recorded the warrant of US$1,201 (RMB8,208). The Company considered that the possibility of performance failure is zero, therefore the fair value of the contingent put option upon the performance failure was nil on August 8, 2018. The Company measured the effective conversion price of the Original Note using the Original Note’s carrying value on August 8, 2018, and compared to the fair value of the Company’s common stock on that date. As the effective conversion price of the convertible note of US$25.82 is below the fair value of the Company’s common stock of US$26.78, the Company recognized a beneficial conversion feature of US$6,451 (RMB44,072).

The issuance cost is amortized as interest expense using the effective interest rate method through the maturity date of the Original Note. As of December 31, 2019 and 2020, the principal amount was US$175,000 (equivalent to RMB1,220,835) and US$175,000 (equivalent to RMB1,141,858), respectively, unamortized debt discount and issuance cost was US$5,101 (equivalent to RMB35,586) and US2,123 (equivalent to RMB13,854), respectively, and net carrying amount was US$169,899 (equivalent to RMB1,185,249) and US$172,877 (equivalent to RMB1,128,004), respectively. The effective interest rate was 9.45% for the Original Note. For the year ended December 31, 2019,2020 and 2021, the Company recognized interest expenses related to the Original Note of RMB111,032, RMB117,149 and RMB79,271, respectively.

Restructuring of Convertible Note

The Original Note matured on August 8, 2021 without any redemption, repurchase or conversion.

On March 4, 2022, the Company and Great World entered into a refinancing agreement. Pursuant to the refinancing agreement, the Company and Great World have agreed to refinance the Original Note. On April 19, 2022, the Company issued the two-year guaranteed secured note to Great World with the principal amount of US$217,739 (equivalent to RMB1,387,563), or the New Note, to replace the Original Note. Also on April 19, 2022, each of the Company’s subsidiaries signed a guarantee agreement and a subordination agreement to secure the Company’s obligations under the New Note.

The Company and the Holder of the Original Note agreed that from the date the Original Note matured through the effective date of the New Notes, interest should be accrued at an effective interest rate of 10% per annum, compounded monthly on the basis of a 360-day year based on the principal of US$203,213. The Company accrued interest expenses of US$8,222(RMB52,423) from August 9, 2021 through December 31, 2021 the balance of US$211,538 (equivalent to RMB1,348,046) were recognized as other long-term borrowing in the balance sheet.

13. Long-term Borrowings, Excluding Current Portion (Continued)

Long term loans

A subsidiary of the Group entered into an agreement with SPD for a long-term line of credit of RMB20,000 with a monthly payment from August 2017 to May 2019 at an interest rate of 6.75%. During 2017, 2018 and 2019, RMB4,611, RMB11,065 and RMB4,324 were repaid, respectively. In September 2019, the subsidiary drew down RMB30,000 with an interest rate of 7.25% per annum, a maturing term of two years. During 2020 and 2021, RMB14,211 and RMB15,789 were repaid. As of December 31, 2020 and 2021, the subsidiary met the financial covenants. As of December 31, 2020 and 2021, the outstanding balances of RMB15,789 and nil were included in short-term borrowings and current portion of long-term borrowings in the consolidated balance sheets.

As of December 31, 2021, the future principal payments for the Group’s long-term borrowings, including long-term loans and other long-term borrowing will be due according to the following payment schedule:

Principal amounts
RMB
2022	—
2023	—
2024	1,348,046
Total	1,348,046